Bank Credit Lines, Loan Facilities and Notes - Schedule of Finance Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Interest expense on drawn facilities	$ 206,198	$ 311,019	$ 209,189
Amortization of merger related financing fees	23,533	16,402	17,749
Other financing costs	7,506	9,278	2,793
Total financing costs	$ 237,237	$ 336,699	$ 229,731